EMPLOYEE BENEFIT LIABILITIES, NET	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT LIABILITIES, NET
EMPLOYEE BENEFIT LIABILITIES, NET

NOTE 14: — EMPLOYEE BENEFIT LIABILITIES, NET

Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Israeli subsidiary is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to Section 14. According to laws in some of the other countries the Group employs in, the Group is required to pay compensation to an employee upon dismissal or the employee leaving at his or her own will.

The Group’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made according to the current employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

In Israel, the post-employment employee benefits are normally financed by contributions classified as defined benefit plan or as defined contribution plan, as detailed below.

a.	Defined contribution plans:

Almost all of the employees in Israel are subject to Section 14 pursuant to which the fixed contributions paid by the Group into pension funds and/or policies of insurance companies release the Group from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

	Year ended December 31,
	2025	2024	2023
Expenses – defined contribution plan	$303	$322	$448

b.	Defined benefit plans:

The Group has defined benefit plans for employees in Israel that were previously not under Section 14, and for employees in other countries that are entitled, according to their respective domiciles’ laws, to severance pay upon dismissal or retirement. For defined benefit plans an employee benefit liability is recognized, and for employees of the Israeli subsidiary the Group also deposits amounts in pension funds and qualifying insurance policies.

NOTE 14: — EMPLOYEE BENEFIT LIABILITIES, NET (Cont.)

Changes in the defined benefit obligation and fair value of plan assets:

	2025	2024
Defined benefit obligation:
Balance as of January 1,	$1,321	$1,330
Current service cost	207	226
Net interest expense	75	64
Total expenses recognized in profit or loss for the period	282	290
Profit from remeasurement in other comprehensive income (loss) – actuarial loss, net	(129)	(65)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	31	(1)
Balance as of December 31,	1,385	1,321
Fair value of plan assets:
Balance as of January 1,	(82)	(74)
Net interest income	(5)	(4)
Effect of changes in foreign exchange rates	(12)	—
Loss from remeasurement in other comprehensive income (loss), net	(11)	(4)
Balance as of December 31,	(110)	(82)
Net defined liability:
Balance as of January 1,	1,239	1,256
Current service cost	207	226
Net interest expense	70	60
Total expenses recognized in profit or loss for the period	277	286
Gain from remeasurement in other comprehensive income (loss) - actuarial loss, net	(140)	(69)
Payments	(120)	(233)
Effect of changes in foreign exchange rates	19	(1)
Balance as of December 31,	$1,275	$1,239

The principal assumptions underlying the defined benefit plan:

	2025	2024

	%
Discount rate (*)	4.0-5.0	5.3 - 5.6
Expected rate of salary increase	2 - 5	5

Number of years
Life expectation at the age of 65	0.2 - 6.6	7.9 - 11.2
(*)	The discount rate is based on high-quality CPI-linked corporate bonds for the defined benefit obligation in Israel or high-quality USD corporate bonds for other countries.